2. Summary of Significant Accounting Policies: (h) Impairment of Assets (Policies)	12 Months Ended
Mar. 31, 2018
Policies
(h) Impairment of Assets

(h) Impairment of Assets

The Company periodically evaluates the carrying value of long-lived assets to be held and used, including intangible assets subject to amortization, when events and circumstances warrant such a review, pursuant to the guidelines established in FASB ASC 360 Property, Plant, and Equipment (formerly Statement of Financial Accounting Standards ("SFAS") No. 144). The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset. Fair market value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets to be disposed of are determined in a similar manner, except that fair market values are reduced for the cost to dispose.